Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest		$ 36,750	$ 36,750
Impairment of property, plant, and equipment		447,808	$ 0
Greece [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment		330,238
Impairment charges, net of deferred tax		$ 247,679
Individual assets or cash-generating units [member] | Turkey [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	$ 117,570
Impairment charges, net of deferred tax	$ 94,056